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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of Registered

Management Investment Company

Investment Company Act file number:   811-22004

ING Asia Pacific High Dividend Equity Income Fund

(Exact name of registrant as specified in charter)

7337 East Doubletree Ranch Rd., Suite 100, Scottsdale, AZ 85258

(Address of principal executive offices)          (Zip code)

Huey P. Falgout, Jr., 7337 East Doubletree Ranch Road, Scottsdale, AZ 85258

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end:	February 28
Date of reporting period:	May 31, 2012

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

ING Asia Pacific High Dividend Equity Income Fund

The schedules are not audited.

PORTFOLIO OF INVESTMENTS
ING Asia Pacific High Dividend Equity Income Fund	as of May 31, 2012 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 95.9%
		Australia: 25.7%
195,545		Amcor Ltd.	$1,421,925	0.8
123,814		AMP Ltd.	466,972	0.3
40,429		ASX Ltd.	1,159,232	0.6
108,003		Australia & New Zealand Banking Group Ltd.	2,195,488	1.2
146,605		Bendigo Bank Ltd.	1,039,335	0.6
194,306		BHP Billiton Ltd.	5,989,517	3.3
100,942		Coca-Cola Amatil Ltd.	1,263,290	0.7
105,422		Commonwealth Bank of Australia	5,071,823	2.8
16,136		CSL Ltd.	590,918	0.3
163,570		Fortescue Metals Group Ltd.	735,202	0.4
453,674		Harvey Norman Holdings Ltd.	869,203	0.5
79,610		Iluka Resources Ltd.	1,036,769	0.6
255,015		Insurance Australia Group	825,969	0.5
156,870		Lend Lease Corp., Ltd.	1,119,236	0.6
50,241		Macquarie Group Ltd.	1,317,219	0.7
287,544		Metcash Ltd.	1,069,703	0.6
161,037		National Australia Bank Ltd.	3,522,174	1.9
23,273		Newcrest Mining Ltd.	563,657	0.3
125,562		Origin Energy Ltd.	1,574,565	0.9
123,424		OZ Minerals Ltd.	1,046,925	0.6
52,765		QBE Insurance Group Ltd.	635,396	0.3
35,881		Rio Tinto Ltd.	1,986,206	1.1
92,032		Sonic Healthcare Ltd.	1,093,423	0.6
142,545		Suncorp-Metway Ltd.	1,076,090	0.6
362,559		TABCORP Holdings Ltd.	1,023,394	0.6
426,208		Tattersall’s Ltd.	1,087,364	0.6
25,145		Wesfarmers Ltd.	714,569	0.4
54,177		Westfield Group	478,497	0.3
208,186		Westpac Banking Corp.	4,108,714	2.3
14,714		Woodside Petroleum Ltd.	460,689	0.2
33,577		Woolworths Ltd.	864,478	0.5
			46,407,942	25.7
		China: 19.0%
2,904,000		Agricultural Bank of China Ltd.	1,169,422	0.6
1,639,200		Bank of China Ltd.	629,456	0.3
1,633,000		Bank of Communications Co., Ltd.	1,057,456	0.6
357,500		BOC Hong Kong Holdings Ltd.	981,024	0.5
822,800		Changsha Zoomlion Heavy Industry Science and Technology Development Co. Ltd.	1,201,619	0.7
539,000	@	China Communications Construction Co., Ltd.	504,718	0.3
3,394,960		China Construction Bank	2,348,566	1.3
206,000		China Life Insurance Co., Ltd.	482,272	0.3
618,000		China Minsheng Banking Corp. Ltd	588,506	0.3
417,500		China Mobile Ltd.	4,237,465	2.3
914,000		China National Building Material Co., Ltd.	1,103,452	0.6
1,400,000		China Petroleum & Chemical Corp.	1,247,766	0.7
628,000		China Resources Power Holdings Co.	1,134,107	0.6
283,000		China Shenhua Energy Co., Ltd.	993,318	0.5
423,000		China Yurun Food Group Ltd.	431,756	0.2
1,485,000		CNOOC Ltd.	2,678,226	1.5
1,400,000		Dongyue Group	901,590	0.5
527,000		Great Wall Motor Co. Ltd.	1,076,899	0.6
664,400		Guangzhou R&F Properties Co., Ltd.	872,195	0.5
107,000		Hengan International Group Co., Ltd.	1,022,649	0.6
4,746,000		Industrial and Commercial Bank of China Ltd.	2,877,595	1.6
196,000		Inner Mongolia Yitai Coal Co.	1,021,315	0.6
245,000		Jiangxi Copper Co., Ltd.	513,413	0.3
1,854,000		Lonking Holdings Ltd	573,541	0.3
502,000		PetroChina Co., Ltd.	633,684	0.4
854,000		Shimao Property Holdings Ltd.	1,140,360	0.6
62,700		Tencent Holdings Ltd.	1,719,990	1.0
1,053,000		Want Want China Holdings Ltd.	1,203,721	0.7
			34,346,081	19.0
		Hong Kong: 8.6%
275,000		AIA Group Ltd.	894,076	0.5
527,000		Cathay Pacific Airways Ltd.	811,778	0.5
73,000		Cheung Kong Holdings Ltd.	839,377	0.5
186,000		Cheung Kong Infrastructure Holdings Ltd.	1,021,371	0.6
198,000		CLP Holdings Ltd.	1,611,817	0.9
2,704,000		Fushan International Energy Group Ltd.	892,020	0.5
212,000		Henderson Land Development Co., Ltd.	1,066,101	0.6
36,400		Hong Kong Exchanges and Clearing Ltd.	512,431	0.3
116,000		Hutchison Whampoa Ltd.	952,272	0.5
516,000		Li & Fung Ltd.	945,036	0.5
335,500		MTR Corp.	1,080,756	0.6
565,000		NWS Holdings Ltd.	828,090	0.5
103,000		Sun Hung Kai Properties Ltd.	1,160,000	0.6
119,000		Swire Pacific Ltd.	1,281,314	0.7
104,000		Wharf Holdings Ltd.	542,004	0.3

PORTFOLIO OF INVESTMENTS
ING Asia Pacific High Dividend Equity Income Fund	as of May 31, 2012 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
		Hong Kong: (continued)
327,000		Wheelock & Co., Ltd.	$974,857	0.5
			15,413,300	8.6

		India: 5.6%
206,613		Bharat Heavy Electricals Ltd.	777,158	0.4
131,141		GAIL India Ltd.	747,990	0.4
176,542		HDFC Bank Ltd.	1,580,760	0.9
125,602		Hindustan Lever Ltd.	956,204	0.5
37,151		Infosys Ltd.	1,592,884	0.9
246,417		Infrastructure Development Finance Co. Ltd.	547,101	0.3
179,241		Oil & Natural Gas Corp., Ltd.	806,244	0.5
72,152	@	Ranbaxy Laboratories Ltd.	663,581	0.4
39,077		Reliance Industries Ltd.	489,517	0.3
64,364		Reliance Infrastructure Ltd	512,577	0.3
454,778		Sterlite Industries India Ltd.	757,378	0.4
148,504		Tata Motors Ltd.	614,887	0.3
			10,046,281	5.6

		Indonesia: 2.7%
1,676,500		Bank Rakyat Indonesia	1,003,075	0.6
2,519,500		Bank Negara Indonesia Persero Tbk PT	988,128	0.5
4,541,000		Bumi Resources Tbk PT	684,143	0.4
2,078,000		Perusahaan Gas Negara PT	815,248	0.4
600,000		Semen Gresik Persero Tbk PT	695,601	0.4
301,500		United Tractors Tbk PT	737,488	0.4
			4,923,683	2.7

		Macau: 0.5%
268,400		Sands China Ltd.	914,569	0.5

		Malaysia: 1.4%
831,600		AirAsia BHD	920,285	0.5
539,500		Digi.Com BHD	679,125	0.4
300,000		Sime Darby Bhd	914,652	0.5
			2,514,062	1.4

		Philippines: 0.4%
13,555		Philippine Long Distance Telephone Co.	729,738	0.4

		Singapore: 5.0%
51,000		DBS Group Holdings Ltd.	520,912	0.3
184,600		Keppel Corp., Ltd.	1,425,063	0.8
142,000		Oversea-Chinese Banking Corp.	917,777	0.5
278,000		SembCorp Industries Ltd.	1,037,769	0.6
92,000		Singapore Airlines Ltd.	740,068	0.4
619,000		Singapore Telecommunications Ltd.	1,485,375	0.8
83,000		United Overseas Bank Ltd.	1,134,865	0.6
286,000		United Overseas Land Ltd.	973,856	0.5
1,078,000		Yangzijiang Shipbuilding Holdings Ltd.	860,658	0.5
			9,096,343	5.0

		South Korea: 12.7%
66,490		BS Financial Group, Inc.	652,128	0.4
36,170		Hana Financial Group, Inc.	1,138,625	0.6
35,500	@	Hynix Semiconductor, Inc.	693,718	0.4
54,400		Hyundai Development Co.	1,082,733	0.6
2,327		Hyundai Heavy Industries	525,114	0.3
26,490		Hyundai Hysco Co. Ltd.	829,209	0.5
36,710		Hyundai Marine & Fire Insurance Co., Ltd.	913,516	0.5
7,643		Hyundai Mobis	1,790,117	1.0
7,321		Hyundai Motor Co.	1,510,763	0.8
5,509		Hyundai Wia Corp.	812,710	0.4
92,490		Industrial Bank Of Korea	938,964	0.5
25,596		Kia Motors Corp.	1,736,822	1.0
76,050		KP Chemical Corp.	931,257	0.5
21,120		KT Corp.	498,804	0.3
19,132		KT&G Corp.	1,274,116	0.7
1,655		Posco	505,062	0.3
5,354		Samsung Electronics Co., Ltd.	5,487,774	3.0
5,312		SK Corp.	550,507	0.3
4,671		SK Telecom Co., Ltd.	474,877	0.3
62,070		Woori Finance Holdings Co., Ltd.	577,482	0.3
			22,924,298	12.7

		Taiwan: 10.5%
60,000		Asustek Computer, Inc.	600,348	0.3
400,800		Cheng Shin Rubber Industry Co. Ltd.	965,882	0.5
490,000		Chicony Electronics Co. Ltd.	929,795	0.5
944,883		Fubon Financial Holding Co., Ltd.	935,718	0.5
247,096		Hon Hai Precision Industry Co., Ltd.	723,027	0.4
89,500		HTC Corp.	1,286,658	0.7
900,327		Lite-On Technology Corp.	1,151,258	0.6
171,000		Novatek Microelectronics Corp., Ltd.	506,893	0.3
263,000		Powertech Technology, Inc.	509,019	0.3
443,000		Quanta Computer, Inc.	1,156,012	0.7
246,000		Radiant Opto-Electronics Corp.	1,106,181	0.6
2,867,000	@	Shin Kong Financial Holding Co., Ltd.	794,019	0.5
317,000		Standard Foods Corp.	963,596	0.5

PORTFOLIO OF INVESTMENTS
ING Asia Pacific High Dividend Equity Income Fund	as of May 31, 2012 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets

		Taiwan: (continued)
450,000		Synnex Technology International Corp.	$1,004,848	0.6
1,668,052		Taiwan Semiconductor Manufacturing Co., Ltd.	4,629,144	2.6
236,000		Tripod Technology Corp.	656,928	0.4
760,867		Wistron Corp.	964,280	0.5
			18,883,606	10.5

		Thailand: 3.8%
212,800		Advanced Info Service PCL	1,194,079	0.7
454,100		Charoen Pokphand Foods PCL	540,638	0.3
496,400		CP ALL PCL	532,962	0.3
281,900		Kasikornbank PLC	1,386,174	0.8
1,378,400		Krung Thai Bank PCL	648,234	0.4
332,638		PTT Global Chemical PCL	566,053	0.3
134,500		PTT PCL	1,320,277	0.7
133,700		Siam Commercial Bank PCL	588,370	0.3
			6,776,787	3.8
		Total Common Stock
		(Cost $184,747,498)	172,976,690	95.9

EXCHANGE-TRADED FUNDS: 1.7%

43,585		iShares MSCI All Country Asia ex Japan Index Fund	2,210,195	1.3
34,735		iShares MSCI Australia Index Fund	721,099	0.4

		Total Exchange-Traded Funds
		(Cost $3,210,944)	2,931,294	1.7

		Total Investments in Securities (Cost $187,958,442)	$175,907,984	97.6
		Assets in Excess of Other Liabilities	4,416,882	2.4
		Net Assets	$180,324,866	100.0

	@	Non-income producing security

		Cost for federal income tax purposes is $188,155,463.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation	$11,369,560
		Gross Unrealized Depreciation	(23,617,039)
		Net Unrealized Depreciation	$(12,247,479)

Sector Diversification	Percentage of Net Assets
Consumer Discretionary	7.3%
Consumer Staples	6.0
Energy	6.7%
Financials	34.0
Health Care	1.3
Industrials	8.0
Information Technology	13.8
Materials	12.1
Telecommunications	5.2
Utilities	3.2
Assets in Excess of Other Liabilities	2.4
Net Assets	100.0%

PORTFOLIO OF INVESTMENTS
ING Asia Pacific High Dividend Equity Income Fund	as of May 31, 2012 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of May 31, 2012 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs # (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 5/31/2012
Asset Table
Investments, at value
Common Stock
Australia	$—	$46,407,942	$—	$46,407,942
China	—	34,346,081	—	34,346,081
Hong Kong	—	15,413,300	—	15,413,300
India	—	10,046,281	—	10,046,281
Indonesia	—	4,923,683	—	4,923,683
Macau	—	914,569	—	914,569
Malaysia	—	2,514,062	—	2,514,062
Philippines	—	729,738	—	729,738
Singapore	—	9,096,343	—	9,096,343
South Korea	1,274,116	21,650,182	—	22,924,298
Taiwan	—	18,883,606	—	18,883,606
Thailand	—	6,776,787	—	6,776,787
Total Common Stock	1,274,116	171,702,574	—	172,976,690
Exchange-Traded Funds	2,931,294	—	—	2,931,294
Total Investments, at value	$4,205,410	$171,702,574	$—	$175,907,984
Liabilities Table
Other Financial Instruments+
Written Options	$—	$(25,752)	$—	$(25,752)
Total Liabilities	$—	$(25,752)	$—	$(25,752)

+

Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, equity forwards, futures, swaps, and written options. Forward foreign currency contracts, equity forwards and futures are valued at the unrealized gain (loss) on the instrument. Swaps and written options are valued at the fair value of the instrument.

#

The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Fund’s investments are categorized as Level 2 investments.

There were no significant transfers between Level 1 and 2 during the period ended May 31, 2012.

ING Asia Pacific High Dividend Equity Income Fund Written OTC Options on May 31, 2012:

# of Contracts	Counterparty	Description	Exercise Price		Expiration Date	Premiums Received	Fair Value
Options on Indices
4,000	Deutsche Bank AG	Call on S&P/ASX 200 Index	4,300.490	AUD	06/07/12	$262,293	$(1,393)
4,900	Morgan Stanley	Call on Hang Seng Index	19,738.230	HKD	06/07/12	260,336	(4,394)
47,800,000	Royal Bank of Scotland Group PLC	Call on Korea Stock Exchange KOSPI 200 Index	256.450	KRW	06/07/12	176,334	(1,894)
30,000	Royal Bank of Scotland Group PLC	Call on Taiwan Stock Exchange Weighted Index	7,486.250	TWD	06/07/12	111,000	(18,071)
			Total Written OTC Options			$809,963	$(25,752)

Item 2. Controls and Procedures.

(a)

Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-Q and the officer certifications of such Form N-Q.

(b)

There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): ING Asia Pacific High Dividend Equity Income Fund

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	July 27, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	July 27, 2012

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	July 27, 2012